Loss per share - Summary of basic and diluted loss per share reflecting the effect of the issuance of ordinary shares by the company (Detail)
¥ / shares in Units, ¥ in Thousands, shares in Thousands, $ in Thousands
12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Disclosure of basic and diluted loss per share reflecting the effect of the issuance of ordinary shares explanatory [line items]
Loss attributable to owners of the Company	¥ (3,069,043)	$ (470,351)	¥ (676,034)	¥ (464,993)
Weighted average number of ordinary shares outstanding | shares	301,380	301,380	124,895	113,757
Basic loss	¥ (10.18)		¥ (5.41)	¥ (4.09)
ADS
Disclosure of basic and diluted loss per share reflecting the effect of the issuance of ordinary shares explanatory [line items]
Basic loss	¥ (50.92)